Equity		9 Months Ended	12 Months Ended
	Feb. 02, 2017	Sep. 30, 2017	Dec. 31, 2016
Equity

3. Stockholder’s Equity

The Company has authorized share capital of 1,000 common shares with $0.01 par value. On February 2, 2017, all 1,000 shares were issued and acquired by an affiliate for consideration of $10 note receivable from that affiliate. Each share has one voting right.

9.    Equity

Stock-based compensation

In 2016 and 2017, there were no additional membership units issued by Solaris LLC under the Plan.

Effective May 17, 2017, both the Board of Directors of Solaris (the “Board”) and the holder of all Solaris’ then-outstanding equity interests adopted the LTIP for the benefit of employees, directors and consultants of the Company and its affiliates. The LTIP provides for the grant of all or any of the following types of equity-based awards: (1) incentive stock options qualified as such under U.S. federal income tax laws; (2) stock options that do not qualify as incentive stock options; (3) stock appreciation rights; (4) restricted stock awards; (5) restricted stock units; (6) bonus stock; (7) performance awards; (8) dividend equivalents; (9) other stock-based awards; (10) cash awards; and (11) substitute awards. Subject to adjustment in accordance with the terms of the LTIP, 5,118,080 shares of Solaris’ Class A Common Stock have been reserved for issuance pursuant to awards under the LTIP. Class A Common Stock withheld to satisfy exercise prices or tax withholding obligations will be available for delivery pursuant to other awards. The LTIP will be administered by the Board, the Compensation Committee of the Board or an alternative committee appointed by the Board.

In connection with the Offering, the options granted under the Plan were converted into options under the LTIP. A total of 591,261 options to purchase Class A Common Stock of the Company were issued to employees, directors and consultants at an exercise price of $2.87 per share and a grant date fair value of $12.04 per share and had the same fair value as immediately prior to the conversion. The vesting terms from the options under the LTIP were accelerated from the previous vesting terms under the Plan such that, twenty-five percent (25%) of the options were considered vested upon the conversion, an additional 25% of the options vested on July 24, 2017 and the remaining options will vest on November 13, 2017.

The fair value of each option award is estimated on the date of grant using the Black-Scholes option-pricing model. Expected volatility is based on implied volatilities from historical trading of publicly traded companies which are in the same industry sector. The simplified method is used to derive an expected term. The expected term represents an estimate of the time options are expected to remain outstanding. The risk-free rate for periods within the contractual life of the option is based on the U.S. treasury yield curve in effect at the time of grant. Compensation cost, as measured at the grant date fair value of the award, is recognized as an expense over the employee’s requisite service period for service based awards (generally the vesting period of the award of four years). For the nine months ended September 30, 2017 and 2016, the Company recognized $268 and $108 of stock-based compensation expense on options, respectively.

In connection with the Offering, a total of 648,676 shares of restricted stock were granted to certain employees, directors and consultants under the LTIP. 203,222 shares of the restricted stock were issued with a one-year vesting period and 445,454 shares of the restricted stock were issued with a three-year vesting period.

On July 18, 2017, 156,250 shares of restricted stock were granted to two employees under the LTIP. The 156,250 shares of restricted stock were issued with a vesting period of the later of one-year or the completion of rail and silo construction in connection with the first phase of development of the core infrastructure for the Kingfisher Facility and fully satisfy the related customer contract described in Note 12.

On August 23, 2017, 423,737 shares of restricted stock were granted to certain employees, directors and consultants under the LTIP with a three-year vesting period.

For the nine months ended September 30, 2017, the Company recognized $1,829, of stock-based compensation expense on restricted stock.

Notes receivable from unit-holders

Solaris LLC’s Limited Liability Company Agreement authorized Solaris LLC to issue Solaris LLC Units at a value of $100 per unit to Solaris LLC’s employees in exchange for a promissory note. The promissory notes are partial recourse, accrue interest at 6% per annum and mature through various dates during 2022. Principal and accrued interest are due and payable upon the earlier of employee termination or the maturity date of the note.

As of September 30, 2017, there were 8,367 Solaris LLC Units issued to non-executive officer employees and consultants under promissory notes. In 2016 and 2017, there were no additional Solaris LLC Units issued. In March 2017, certain employees paid off their applicable promissory notes of $2.7 million principal and $315 of accrued interest in cash for previously assigned 27,368 Solaris LLC Units. In connection with the Offering, certain existing owners received distributions to pay off portions of their applicable promissory notes of $668 principal and $88 of accrued interest for previously assigned 6,680 Solaris LLC Units. On May 22, 2017, June 2, 2017 and June 5, 2017, certain employees paid off portions of their applicable promissory notes of $446 principal and $50 of accrued interest for previously assigned 4,460 Solaris LLC Units.

As of September 30, 2017 and December 31, 2016, the outstanding principal for the notes totaled $837 and $4,688 and accrued interest for the notes totaled $108 and $457, respectively. These notes are recorded in stockholders’ and members’ equity as the notes were originally received in exchange for the issuance of membership units and are netted against the value of the respective units issued.

Earnings(Loss) Per Share

Basic earnings per share of Class A Common Stock is computed by dividing net income attributable to Solaris for the period from May 17, 2017 through September 30, 2017, the period following the reorganization transactions and IPO, by the weighted-average number of shares of Class A Common Stock outstanding during the same period. Diluted earnings per share is computed giving effect to all potentially dilutive shares.

There were no shares of Class A or Class B common stock outstanding prior to May 17, 2017, therefore no earnings per share information has been presented for any period prior to that date.

The following table sets forth the calculation of earnings per share, or EPS, for the nine months ended September 30, 2017:

Nine Months Ended
Basic net income per share:	September 30, 2017
Numerator
Net income attributable to Solaris	$1,536
Less income attributable to participating securities (1)	(108)
Net income attributable to common stockholders	$1,428

Denominator
Weighted average number of unrestricted outstanding common shares used to calculate basic net income per share	10,100
Effect of dilutive securities:
Stock options (2)	452
Diluted weighted-average shares of Class A Common Stock outstanding used to calculate diluted net income per share	10,552

Earnings per share of Class A Common Stock - basic	$0.14
Earnings per share of Class A Common Stock - diluted	$0.14

(1)	The Company’s restricted shares of common stock are participating securities.
(2)

The nine months ended September 30, 2017 includes 452 shares of Class A Common Stock resulting from an assumed conversion of the stock options in the calculation of the denominator for diluted earnings per common share as these shares were dilutive.

The following number of weighted-average potentially dilutive shares were excluded from the calculation of diluted earnings per share because the effect of including such potentially dilutive shares would have been antidilutive upon conversion:

Nine Months Ended
September 30, 2017
Class B common stock	32,366
Restricted stock awards	12
32,378

Solaris LLC
Equity

10.        Equity

Notes receivable from unit-holders

The Company’s Limited Liability Company Agreement authorizes the Company to issue membership units at a value of $100 per unit to Company’s employees in exchange for a promissory note. The promissory notes are partial recourse, accrue interest at 6% per annum and mature through various dates during 2022. Principal and accrued interest are due and payable upon the earlier of employee termination or the maturity date of the note.

During 2015, the Company issued 66,103 units in exchange for notes receivable to certain members of management. In August 2015, a former employee assigned 10,526 units previously purchased with proceeds from a promissory note to the Company in exchange for a release of the applicable promissory note. As of December 31, 2015, there were 55,577 units issued under promissory notes. In 2016, there were no additional units issued. In November 2016, a former employee that was previously assigned 8,701 units paid off the applicable promissory note of $870 principal and $78 of accrued interest in cash.

As of December 31, 2016 and 2015, the outstanding principal for the notes totaled $4,688 and $5,558 and accrued interest for the notes totaled $457 and $208, respectively. These notes are recorded in members’ equity as the notes were originally received in exchange for the issuance of membership units and are netted against the value of the respective units issued.

Unit-based compensation

In 2015, the Company approved the Plan whereby the Company may award options for up to 60,000 membership units to its officers, key employees and consultants to purchase the Company’s membership units. Units subject to the Plan are awarded at the discretion of the Company’s Board of Managers. The term of each option cannot exceed 10 years. Option awards are generally granted with an exercise price above the expected market price of the Company’s units at the date of grant. At December 31, 2016 and 2015, there were 12,938 and 14,596 option units outstanding and 47,062 and 45,404 option units available for grant, respectively.

The fair value of each option award is estimated on the date of grant using the Black-Scholes option-pricing model. Expected volatility is based on implied volatilities from historical trading of publicly traded companies which are in the same industry sector as the Company.

The Company used the simplified method to derive an expected term. The expected term represents an estimate of the time options are expected to remain outstanding. The risk-free rate for periods within the contractual life of the option is based on the U.S. treasury yield curve in effect at the time of grant. During 2015, the Company used the following assumptions to determine compensation costs for options granted:

Expected volatility	47.00%
Expected term (years)	6.25
Expected annual dividend yield	0.00%
Expected risk-free rate of return	2.14%

Compensation cost, as measured at the grant date fair value of the award, is recognized as an expense over the employee’s requisite service period for service based awards (generally the vesting period of the award of four years). For the years ended December 31, 2016 and 2015, the Company recognized $127 and $64 of stock-based compensation expense attributable to vested awards, respectively. At December 31, 2016 and 2015, there was $323 and $513 in unrecognized compensation costs that will be expensed over 2.67 and 3.66 years, respectively.

The following is a summary of the unit option activity under the Plan for the years ended December 31, 2016 and 2015:

	Options Outstanding
			Weighted
			Average
		Weighted	Remaining	Aggregate
		Average Exercise	Contractual	Intrinsic Value
	Options	Price	Term (years)	(in thousands)
Balance, January 1, 2015	—	$—		$—
Granted	14,596	135.00		—
Exercised	—	—		—
Forfeited	—	—		—
Balance, December 31, 2015	14,596	$135.00	9.66	$—
Exercisable, December 31, 2015	—	—	—	—
Balance, January 1, 2016	14,596	$135.00	9.66	$—
Granted	—	—		—
Exercised	—	—		—
Forfeited	1,658	—		—
Balance, December 31, 2016	12,938	$135.00	8.67	$—
Exercisable, December 31, 2016	3,235	$135.00	8.67	$—

The following is a summary of the status of the Company’s unvested unit options for the years ended December 31, 2016 and 2015:

		Weighted Average
		Grant Date Fair
	Options	Value
Unvested unit options:
Unvested at January 1, 2015	—	$—
Granted	14,596	39.68
Vested	—	—
Cancelled/forfeited	—	—
Unvested at December 31, 2015	14,596	39.68
Granted	—	—
Vested	(3,235)	39.68
Cancelled/forfeited	(1,658)	39.68
Unvested at December 31, 2016	9,703	$39.68